Subsequent amended option agreements (Details) (USD $)	Feb. 11, 2014
Subsequent amended option agreements
Paying amounts on or before February 15, 2014 not made	$ 100,000
Exploration expenditures on the Property on or before the first anniversary of the execution of this Agreement will not be made	$ 250,000
The Optionee will issue to the Optionor shares of common stock in Tungsten Corp.	250,000